Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - EUR (€) € in Thousands		Jun. 30, 2020	Dec. 31, 2019
Trade and other receivables:
Government authorities		€ 621	€ 781
Income receivable		1,321	1,075
Interest receivable		38	38
Trade receivable		69	805
Inventory		167	284
Derivatives		43	94
Prepaid expenses and other		2,531	1,805
Total Current Assets and other receivables		4,790	4,882
Long term receivables
Prepaid expenses associated with long term loans	[1]	5,273	12,218
Annual rent deposits		30	30
Other		2	1
Total Non current Assets and Long term receivables		€ 5,305	€ 12,249

[1]	Prepaid commission expenses paid in connection with the Talasol project finance obtained from financing entities.